OTHER RECEIVABLES AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other Receivables and Liabilities [Abstract]
Schedule of Other Receivables and Liabilities

	New Israeli Shekels
	December 31,
	2020	2021
	In millions
Other receivables and prepaid expenses - current
Prepaid expenses	38	103
Grant receivable with respect to frequencies tender		36
Other current receivables	8	13
	46	152

Deferred revenues and other
Deferred revenues from Hot mobile – current and non-current	102	70
Deferred revenues – current	56	58
Other – current	44	50
	202	178
The reduction in deferred revenues was mainly due to revenue recognized.

Other payables and provisions - current
Provisions (mainly legal claims)	13	22
Income tax payable and institutions	39	15
Payables in respect of employees	58	99
Interest payable	17	18
Liability for frequencies		31
	127	185
Liabilities and provisions – non-current
Non-current provisions for dismantling and restoring sites obligation	21	22
Other non-current liabilities	13	13
Liability for frequencies	30
	64	35